Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Balance	$ 180,000	$ 180,000
Liabilities accrued for warranties issued during the year	161,815	266,258
Warranty claims paid during the period	(218,426)	(219,190)
Changes in liability for pre-existing warranties during the year	(3,389)	(47,068)
Balance	$ 120,000	$ 180,000